Cover	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	RPT Realty
Entity Incorporation, State or Country Code	MD
Entity File Number	1-10093
Entity Tax Identification Number	13-6908486
Entity Address, Address Line One	19 W 44th Street,
Entity Address, Address Line Two	Suite 1002
Entity Address, Postal Zip Code	10036
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	221-1261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, City or Town	New York,
Entity Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0000842183
Amendment Flag	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Cover [Abstract]
Title of 12(b) Security	Common Shares of Beneficial Interest, ($0.01 Par Value Per Share)
Trading Symbol	RPT
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, ($0.01 Par Value Per Share)
Trading Symbol	RPT
Security Exchange Name	NYSE
Security Exchange Name	NYSE
Series D Preferred Stock | NEW YORK STOCK EXCHANGE, INC.
Cover [Abstract]
Title of 12(b) Security	7.25% Series D Cumulative Convertible Perpetual Preferred Shares of Beneficial Interest ($0.01 Par Value Per Share)
Trading Symbol	RPT.PRD
Entity Information [Line Items]
Title of 12(b) Security	7.25% Series D Cumulative Convertible Perpetual Preferred Shares of Beneficial Interest ($0.01 Par Value Per Share)
Trading Symbol	RPT.PRD
Security Exchange Name	NYSE
Security Exchange Name	NYSE